Business Combination (Details) - Schedule of pro forma financial information - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of pro forma financial information [Abstract]
Net Sales	$ 7,641,737	$ 7,641,737
Net loss	$ (12,417,483)	$ (12,417,483)
Net loss per common share (in Dollars per share)	$ (0.08)	$ (0.08)